Capital and Reserves - Additional Information (Details) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005	$ 0.0005
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Par value per share	0.0005	0.0005
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005	$ 0.0005